RISK MANAGEMENT - Credit risk model scenario tables (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COLOMBIA
Disclosure of financial assets [line items]
Inflation	5.20%
DTF Interest rate	9.22%
GDP Growth	1.74%
Used home prices	0.79%
Unemployment rate	9.10%
COLOMBIA | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	3.90%	4.44%
DTF Interest rate, one-year projection	4.97%	7.10%
GDP Growth, one-year projection	0.55%	(1.07%)
Interest rate, one-year projection	5.25%	6.25%
Used home prices, one-year projection	1.07%	(3.15%)
Unemployment rate, one-year projection	11.46%	11.96%
COLOMBIA | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	3.90%	6.05%
DTF Interest rate, one-year projection	6.03%	9.04%
GDP Growth, one-year projection	2.68%	0.99%
Interest rate, one-year projection	6.25%	8.50%
Used home prices, one-year projection	2.20%	(2.11%)
Unemployment rate, one-year projection	10.46%	10.43%
COLOMBIA | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	3.67%	8.26%
DTF Interest rate, one-year projection	5.82%	10.62%
GDP Growth, one-year projection	3.75%	2.70%
Interest rate, one-year projection	6.25%	10.25%
Used home prices, one-year projection	3.10%	(1.02%)
Unemployment rate, one-year projection	9.99%	8.77%
PANAMA
Disclosure of financial assets [line items]
Inflation	(0.20%)
GDP Growth	2.00%
Nominal interest rate variation	0.20%
PANAMA | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	2.33%	2.80%
GDP Growth, one-year projection		7.03%
IMAE, percentage, one-year projection	2.79%
Nominal interest rate variation, one-year projection	0.14%	0.57%
PANAMA | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	2.15%	2.32%
GDP Growth, one-year projection		7.64%
IMAE, percentage, one-year projection	3.03%
Nominal interest rate variation, one-year projection	0.10%	0.52%
PANAMA | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	1.51%	1.83%
GDP Growth, one-year projection		8.25%
IMAE, percentage, one-year projection	3.42%
Nominal interest rate variation, one-year projection	(0.02%)	0.48%